Share-Based Compensation - Additional information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2019 item shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 shares	Oct. 31, 2020 $ / shares
Weighted Average Grant Date Fair Value per Share | ¥ / shares			¥ 0.57		¥ 0.70
Number of option in grants			281,250	281,250	800,000
Weighted Average exercise price of grants | ¥ / shares			¥ 0.57		¥ 0.54
Share-based compensation expense			¥ 133,869	$ 18,855	¥ 112,026		¥ 226,161
Common Stock, Shares, Issued			3,701,622,010							1,203,526,000
Reclassified of awards from liability to equity | ¥			¥ 133,869		112,026		¥ 283,291
Reclassified of awards from liability to equity | ¥					67,505
Restricted Stock
Weighted Average Grant Date Fair Value per Share | $ / shares									$ 0.20
No repurchases Occurred							0
Share-based compensation expense | ¥							¥ 36,786
Total fair value of vested | ¥			¥ 31,872		14,524
Share Option
Number of option in grants			0	0
Total intrinsic value of options exercised | ¥			¥ 112,499		¥ 20,428
Unrecognized Compensation cost | ¥			¥ 166,855
Weighted average period			2 years 3 months 18 days	2 years 3 months 18 days
Share-based compensation expense | ¥							¥ 42,154
key management grantee exercise multiple			2.8	2.8
Non-key management grantee exercise multiple			2.2	2.2
Reclassified of awards from liability to equity | ¥	¥ 68,567
Share Option | 2018 Plan [Member]
Types of Award | item								3
Maximum shares available for issuance								62,504,000
Number of Additional shares reserved								321,655,746
Increase in maximum shares available for issuance								384,159,746
Number of option in grants			281,250	281,250	800,000
Weighted Average exercise price of grants | (per share)			¥ 0.57	$ 0.08	¥ 0.54	$ 0.08
Share Option | 2018 Plan [Member] | Maximum [Member]
Share based compensation award vesting period			4 years	4 years
Share Option | 2018 Plan [Member] | Minimum [Member]
Share based compensation award vesting period			1 year	1 year
Share Option | 2021 Plan [Member]
Common Stock, Shares, Issued							80,508,501
Percentage of total number of shares issued and outstanding							2.00%
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense | ¥							¥ 16,403
Restricted Stock Units (RSUs) [Member] | 2018 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			69,910,980	69,910,980	112,336,970
Restricted Stock Units (RSUs) [Member] | 2018 Plan [Member] | Maximum [Member]
Share based compensation award vesting period			4 years	4 years
Restricted Stock Units (RSUs) [Member] | 2018 Plan [Member] | Minimum [Member]
Share based compensation award vesting period			1 year	1 year
Restricted Stock Units (RSUs) [Member] | 2021 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			0	0	0
Selected Management [Member] | Restricted Stock
Grant of shares replacing the option plan		102,762,450
Share Price | $ / shares											$ 0.003
Selected Management [Member] | Share Option
Share based compensation expense and capitalized, amount | ¥		¥ 26,330
Selected Management [Member] | Restricted Stock Units (RSUs) [Member]
Share based compensation expense and capitalized, amount | ¥		¥ 5,702